UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2017 (Unaudited)

Deutsche Global Macro Fund

(formerly Deutsche Global Equity Fund)

Shares	Value ($)
Common Stocks 45.3%
Austria 0.0%
IMMOFINANZ AG* (Cost $0)	1,782	4,337
Belgium 0.2%
bpost SA (Cost $34,953)	1,435	39,318
France 5.6%
AXA SA	6,089	179,916
BNP Paribas SA	1,461	113,405
Danone SA	1,914	142,949
Essilor International SA	973	123,362
Ingenico Group SA	2,884	302,556
Sanofi	1,022	97,658
Societe Generale SA	1,827	107,275
(Cost $1,010,340)	1,067,121
Germany 10.2%
Allianz SE (Registered)	1,199	255,488
BASF SE	1,375	131,178
Bayer AG (Registered)	1,429	181,260
Bertrandt AG	222	21,169
Deutsche Post AG (Registered)	6,132	238,097
Deutsche Telekom AG (Registered)	12,167	222,459
E.ON SE	22,631	224,050
Evonik Industries AG	15,076	513,993
SAP SE	1,599	169,755
(Cost $1,742,244)	1,957,449
Israel 1.1%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $213,382)	6,592	212,065
Italy 1.1%
Eni SpA	8,912	141,054
PRADA SpA	7,700	27,504
Unipol Gruppo Finanziario SpA	11,047	51,787
(Cost $226,059)	220,345
Japan 3.2%
Canon, Inc.	4,100	142,698
Murata Manufacturing Co., Ltd.	400	62,334
Nippon Telegraph & Telephone Corp.	2,400	117,339
Panasonic Corp.	6,200	85,538
Santen Pharmaceutical Co., Ltd.	9,600	135,582
Terumo Corp.	1,700	64,379
(Cost $577,319)	607,870
Netherlands 2.0%
Koninklijke Ahold Delhaize NV	8,519	174,417
Royal Dutch Shell PLC "A"	7,220	204,402
(Cost $359,068)	378,819
Russia 0.3%
Gazprom PJSC (ADR) (Cost $58,762)	12,753	49,864
Singapore 0.3%
Singapore Exchange Ltd.	4,100	22,903
Singapore Telecommunications Ltd.	11,000	32,225
(Cost $50,944)	55,128
Spain 1.6%
Banco Santander SA (Cost $299,072)	45,094	308,229
Switzerland 3.1%
Nestle SA (Registered)	4,050	342,195
Roche Holding AG (Genusschein)	715	181,088
Zurich Insurance Group AG	243	74,085
(Cost $373,207)	597,368
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $292,265)	43,000	305,460
United Kingdom 3.4%
BP PLC	3,473	20,428
Smith & Nephew PLC	9,227	160,698
TechnipFMC PLC*	1,683	48,033
Unilever NV (CVA)	4,821	281,360
Vodafone Group PLC	44,716	130,976
(Cost $603,960)	641,495
United States 11.6%
Alphabet, Inc. "A"*	208	196,664
Amazon.com, Inc.*	168	165,947
American Express Co.	1,787	152,306
American Water Works Co., Inc.	476	38,604
AT&T, Inc.	5,092	198,588
Celgene Corp.*	1,191	161,273
Cisco Systems, Inc.	2,223	69,913
General Electric Co.	4,159	106,512
L Brands, Inc.	357	16,561
Mastercard, Inc. "A"	1,678	214,448
Mohawk Industries, Inc.*	416	103,580
Monsanto Co.	2,835	331,185
Pfizer, Inc.	3,715	123,189
The Estee Lauder Companies, Inc. "A"	359	35,538
The Mosaic Co.	2,772	66,916
Verizon Communications, Inc.	4,794	232,030
(Cost $2,046,508)	2,213,254
Total Common Stocks (Cost $7,888,083)	8,658,122
Preferred Stock 0.1%
Germany
Henkel AG & Co. KGaA (Cost $8,269)	60	8,506
Principal Amount ($) (a)	Value ($)
Bonds 34.0%
Brazil 0.8%
Vale Overseas Ltd., 4.625%, 9/15/2020	61,000	63,745
Vale Overseas Ltd., 5.625%, 9/15/2019	83,000	88,270
(Cost $151,423)	152,015
France 3.4%
BNP Paribas SA, REG S, 0.521% **, 9/22/2022	EUR	357,000	430,955
SFR Group SA, REG S, 6.25%, 5/15/2024	200,000	211,250
(Cost $610,195)	642,205
Italy 8.2%
Republic of Italy:
0.7%, 5/1/2020	EUR	829,000	996,729
REG S, 4.5%, 2/1/2020	EUR	429,000	564,059
(Cost $1,439,592)	1,560,788
Mexico 2.1%
America Movil SAB de CV, REG S, Zero Coupon, 5/28/2020	EUR	100,000	117,433
Petroleos Mexicanos, REG S, 6.5%, 3/13/2027	263,000	289,563
(Cost $394,867)	406,996
Netherlands 3.7%
Petrobras Global Finance BV, 5.375%, 1/27/2021	330,000	339,075
Petrobras Global Finance BV, 8.375%, 5/23/2021	308,000	346,500
Teva Pharmaceutical Finance Netherlands III BV:
2.8%, 7/21/2023	20,000	19,629
3.15%, 10/1/2026 (b)	8,000	7,655
(Cost $709,554)	712,859
United Kingdom 4.6%
Anglo American Capital PLC:
REG S, 1.75%, 4/3/2018	EUR	165,000	197,476
REG S, 2.5%, 9/18/2018	EUR	100,000	121,493
REG S, 2.75%, 6/7/2019	EUR	110,000	136,271
HSBC Holdings PLC, REG S, 0.369% **, 9/27/2022	EUR	356,000	426,498
(Cost $819,495)	881,738
United States 11.2%
Arconic, Inc., 5.125%, 10/1/2024	277,000	294,659
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023	321,000	339,458
6.375%, 3/1/2025	250,000	270,000
The Goldman Sachs Group, Inc., REG S, 0.671% **, 7/27/2021	EUR	352,000	426,700
Transocean, Inc., 6.5%, 11/15/2020	79,000	81,963
Twitter, Inc., 1.0%, 9/15/2021	96,000	87,720
U.S. Treasury Notes:
0.75%, 10/31/2017	415,900	415,538
1.125%, 2/28/2019	166,400	165,925
VeriSign, Inc., 5.25%, 4/1/2025	55,000	58,575
(Cost $2,108,377)	2,140,538
Total Bonds (Cost $6,233,503)	6,497,139
Shares	Value ($)
Exchange-Traded Funds 5.2%
iShares Floating Rate Bond ETF (b)	11,747	598,392
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,710	398,309
Total Exchange-Traded Funds (Cost $995,848)	996,701
Securities Lending Collateral 3.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (c) (d) (Cost $614,310)	614,310	614,310
Cash Equivalents 14.1%
Deutsche Central Cash Management Government Fund, 1.07% (c) (Cost $2,702,148)	2,702,148	2,702,148
% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,442,161) †	101.9	19,476,926
Other Assets and Liabilities, Net	(1.9)	(355,255)
Net Assets	100.0	19,121,671

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
† The cost for federal income tax purposes was $18,592,342. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $884,584. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,093,943 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $209,359.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $601,739, which is 3.1% of net assets.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
Nikkei 225 Index	USD	9/7/2017	5	498,500	(4,270)

At July 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
DAX Index	EUR	9/15/2017	3	1,075,142	43,721
Euro Stoxx Bank	EUR	9/15/2017	36	289,155	940
Euro-BTP Italian Government Bond	EUR	9/7/2017	3	483,843	(8,351)
Federal Republic of Germany Euro-Bund	EUR	9/7/2017	4	766,866	13,441
S&P 500 E-Mini Index	USD	9/15/2017	18	2,221,200	(28,002)
U.S. Treasury Long Bond	USD	9/20/2017	4	611,875	(1,344)
Total net unrealized appreciation					20,405

As of July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	137,283	KRW	153,689,175	8/31/2017	87	Citigroup, Inc.
USD	110,644	GBP	84,654	8/31/2017	1,173	Citigroup, Inc.
USD	98,020	EUR	83,009	8/31/2017	419	Citigroup, Inc.
Total unrealized appreciation					1,679
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	104,075	CHF	99,580	8/31/2017	(879)	Citigroup, Inc.
EUR	11,119,499	USD	12,954,617	8/31/2017	(231,779)	Citigroup, Inc.
Total unrealized depreciation					(232,658)

Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
KRW	South Korean Won
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$8,658,122	$—	$—	$8,658,122
Preferred Stocks	8,506	—	—	8,506
Bonds	—	6,497,139	—	6,497,139
Exchange-Traded Funds	996,701	—	—	996,701
Short-Term Investments	3,316,458	—	—	3,316,458
Derivatives (f)
Futures Contracts	58,102	—	—	58,102
Forward Foreign Currency Exchange Contracts	—	1,679	—	1,679
Total	$13,037,889	$6,498,818	$—	$19,536,707
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(41,967)	$—	$—	$(41,967)
Forward Foreign Currency Exchange Contracts	—	(232,658)	—	(232,658)
Total	$(41,967)	$(232,658)	$—	$(274,625)

As a result of the fair valation model utilized by the fund, certain international securities transferred from Level 2 to Level 1. During the period ended July 31, 2017, the amount of transfers between Level 2 & Level 1 was $1,172,207.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 12,389	$ —
Foreign Exchange Contracts	$ —	$ (230,979)
Interest Rate Contracts	$ 3,746	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Macro Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017